Income Taxes - Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Computed at the statutory rate (21%)									$ 1,610	$ 1,532
Low-income housing and historic tax credits									(28)
Tax exempt interest									(1,649)	(1,571)
Earnings on bank-owned life insurance - net									(84)	(90)
Low income housing credit										(63)
Other									67
Other									(2)	85
Income tax (benefit) expense	$ (62)	$ (20)	$ 22	$ (26)	$ (66)	$ (64)	$ (127)	$ 150	$ (86)	$ (107)
Tax Jurisdiction of Domicile [Extensible Enumeration]									country:US	country:US
Effective Income Tax Rate Reconciliation, Percent
Computed at the statutory rate (21%)									21.00%	21.00%
Low-income housing and historic tax credits									(0.40%)
Tax exempt interest									(21.50%)
Earnings on bank-owned life insurance - net									(1.10%)
Other									0.90%
Other									0.00%
Actual (benefit) tax expense									(1.10%)